SCHEDULE OF GAIN RECOGNIZED BUSINESS ACQUISITION (Details)	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 USD ($)
Restructuring Cost and Reserve [Line Items]
Gain on bargain purchase		$ (156,452)
Shenzhen Houhaitang Culture Communication Co., Ltd. [Member]
Restructuring Cost and Reserve [Line Items]
Cash and cash equivalents		11,724
Prepayments		7,545
Inventory		80,960
Other Receivables and deposits		10,595
Amount due from related parties		205,750
Plant and equipment, net		3,811
Amount due to related parties		(145,573)
Payroll payable		(417)
Total identifiable net assets		174,395
Less: Purchase consideration		15,720	¥ 100,000
Gain on bargain purchase		158,675
Shenzhen Houhaitang [Member]
Restructuring Cost and Reserve [Line Items]
Less: Purchase consideration		15,720
Gain on bargain purchase		$ 158,675